[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century

Income & Growth Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.




INCOME & GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Income  &  Growth  seeks  dividend   growth,   current  income  and  capital
    appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

    In the second step, the fund managers use a technique called portfolio optimization. With portfolio optimization, the fund managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. When building the fund's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Income & Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Income & Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * As with all funds, at any given time the value of your shares of Income & Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Income & Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    In summary, Income and Growth is intended for investors who seek dividend growth, current income and capital appreciation through an equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Income & Growth's Investor Class shares for each calendar year since the fund's inception on December 17, 1990. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.


Income & Growth                               American Century Investments




[data shown in bar chart]
    Calendar Year-By-Year Returns (1)
          1998           27.67%
          1997           34.52%
          1996           24.15%
          1995           36.88%
          1994           -0.55%
          1993           11.31%
          1992            7.86%
          1991           39.08%

          (1 )As of March 31, 1999, the end of the most recent calendar quarter, Income & Growth's year-to-date return was 1.91%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Income & Growth           22.18% (4Q 1998)        -11.29% (3Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                       1 YEAR     5 YEARS   LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    Income & Growth     12.95%     25.35%      21.44%
    S&P 500 Index       18.42%     26.19%      21.02%

        (1) The inception date for Income & Growth is December 17, 1990.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                0.69%(1)
               Distribution and Service (12b-1) Fees         None
               Other Expenses(2)                             0.00%
               Total Annual Fund Operating Expenses          0.69%


        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

             1 year       3 years       5 years       10 years
              $70          $220          $383           $856

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Income & Growth team are identified as follows:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team that manages Income & Growth since its inception. Mr. Schniedwind joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.


Fund Profile                                                Income & Growth




    JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Income & Growth since June 1997. He joined American Century as a Portfolio Manager in 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Income & Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Income & Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

[american century logo(reg. sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16091   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century


Equity Growth Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




EQUITY GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Growth seeks capital appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

    In the second step, the fund managers use a technique called portfolio optimization. In portfolio optimization, the fund managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio, as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Equity Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Equity Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * As with all funds, at any given time the value of your shares of Equity Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Equity Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    In summary, Equity Growth is intended for investors who seek capital appreciation through an equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Equity Growth's Investor Class shares for each calendar year since the fund's inception on May 9, 1991. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.


Equity Growth                                 American Century Investments




[data shown in bar chart]
    Calendar Year-By-Year Returns (1)
           1998           25.45%
           1997           36.06%
           1996           27.34%
           1995           34.56%
           1994           -0.23%
           1993           11.42%
           1992            4.13%

           (1) As of March 31, 1999, the end of the most recent calendar quarter, Equity Growth's year-to-date return was -0.16%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Equity Growth             23.10% (4Q 1998)        -13.88% (3Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                             1 YEAR          5 YEARS          LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    Equity Growth             8.11%          25.03%              19.09%
    S&P 500 Index            18.42%          26.19%              19.44%

        (1) The inception date for Equity Growth is May 9, 1991.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                           0.69%(1)
               Distribution and Service (12b-1) Fees                    None
               Other Expenses (2)                                       0.00%
               Total Annual Fund Operating Expenses                     0.69%


        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below * earn a 5% return each year * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year           3 years          5 years            10 years
               $70              $220             $383                $856

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Equity Growth team are identified as follows:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team that manages Equity Growth since its inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.


Fund Profile                                                  Equity Growth




    JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Equity Growth since June 1997. He joined American Century as a Portfolio Manager in 1988. He has a bachelor's in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Equity Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

[american century logo(reg. sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16092   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century


Small Cap Quantitative Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.




SMALL CAP QUANTITATIVE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily smaller companies (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

    In the second step, the fund managers use a technique called portfolio optimization. In portfolio optimization, the fund managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio, as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P Small-Cap 600 Index without taking on significant additional risk.

    The fund invests primarily in common stocks of companies which, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small-Cap 600 Index. The S&P Small-Cap 600 Index is an unmanaged stock index that tracks the performance of equity securities of smaller companies. As of March 31, 1999, the largest company in the index had a market capitalization of approximately $3.6 billion, while the median company in the index had a market capitalization of approximately $401 million.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Small Cap Quantitative's investments is available in its semiannual report. In this report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get this report at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Small Cap Quantitative's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * As with all funds, at any given time the value of your shares of Small Cap Quantitative may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Small Cap Quantitative can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


Small Cap Quantitative                        American Century Investments




    In summary, Small Cap Quantitative is intended for investors who seek capital appreciation through a small capitalization equity fund and who are willing to accept the risks associated with the fund's investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                0.88%(1)
               Distribution and Service (12b-1) Fees           None
               Other Expenses(2)                             0.00%
               Total Annual Fund Operating Expenses          0.88%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:
                    1 year            3 years
                      $96              $299

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Small Cap Quantitative team are identified as follows:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative Equity, supervises the team that manages Small Cap Quantitative. He has been a member of the team that manages the fund since its inception in July 1998. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

    KURT BORGWARDT, Vice President, Portfolio Manager and Director of Quantitative Equity Research, joined American Century in 1990, and has managed the quantitative equity research effort since then. He has been a member of the team that manages the fund since its inception in July 1998. He has a degree from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst

    WILLIAM MARTIN, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in July 1998. He joined American Century in 1989. He has a bachelor's degree in economics from the University of Illinois. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                         Small Cap Quantitative




7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Quantitative for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Small Cap Quantitative pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

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American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16093   9904                                   Funds Distributor, Inc.